








RETIREMENT PLAN SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Financial Statements for the
Period from June 1, 1995
(Inception) to December 31, 1995
and Independent Auditors' Report











INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Contract Owners of Retirement Plan Series Account of Great-West Life & Annuity Insurance Company:


We have audited the accompanying statement of assets and liabilities of Retirement Plan Series Account of Great-West Life & Annuity Insurance Company
 as of December 31, 1995, and the related statements of operations and changes in net assets for the period June 1, 1995 (Inception) to December 31,
 1995 including each of the investment divisions. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements bas

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
 An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overa

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Retirement Plan Series Account of Great-West Life & Annuity Insurance Company at December 31, 1995 and the results of its operations and the changes in its net assets for the period June 1, 1995 (Inception) to December 31, 1995, in conformity with generally accepted accounting principles.




February 7, 1996

RETIREMENT PLAN SERIES ACCOUNTGREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
         STATEMENT OF ASSETS AND LIABILITIESDECEMBER 31, 1995

                                          ASSETSSharesCostValueInvestments in
 affiliated mutual funds: Maxim Series Fund, Inc. - Corporate Bond266,314$ 303,508$306,831 Maxim Series Fund, Inc. - Foreign Equity75,94073,31774,962
Maxim Series Fund, Inc. - Growth Index366,167479,639492,
 - Money Market474,754475,075475,075 Maxim Series Fund, Inc. - Small-Cap Aggressive Growth132,520156,656153,790 Maxim Series Fund, Inc. - Small-Cap Index245,049284,289286,210 Maxim Series Fund, Inc. - Small-Cap Value107, 364114,294114,546 Maxim Series Fund, Inc. - Stock Index499,925957,573989,668
  Maxim Series Fund, Inc. - Total Return93,343121,602121,058 Maxim Series F und, Inc. - U.S. Government Mortgage Securities132,208154,007155,822 Maxim Series Fund, Inc. - Value Index358,167439,897452,096Total in
6$3,710,473Other assets and liabilities:   Premium due and accrued188,659
Due to Great-West Life & Annuity Insurance Company(28)NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL (Note 5)$3,899,104 See notes to financial statements.
RETIREMENT PLAN SERIES ACCOUNTGREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
PERIOD FROM JUNE 1, 1995 (INCEPTION) TO DECEMBER 31, 1995

AggressiveShortAggressiveAggressiveBondInternationalGrowthBondTermGrowth
GrowthFund IIIFund IIFund IVFund IIFund IIFund VFund IIIInvestmentInvestment InvestmentInvestmentInvestmentInvestmentInvestmentDivisionDivisionDivision
DivisionDivisionDivisionDivisionINVESTMENT INCOME$9,946$38$4,889$1,936$11,015
$12,554$6,941EXPENSES - mortality and expense risks by category:A113934947162 6O131486738264U81241134216ZNET INVESTMENT INCOME (LOSS)9,914(27)4,7281,90710,9
6112,454
6,835NET REALIZED AND UNREALIZED   GAIN (LOSS) ON INVESTMENTS:   Net realized
 gain (loss) on investments4(33)54328766685   Net change in unrealized
appreciation on investments3,3211,64513,1711,506(2,865)1,921NET REALIZED AND
UNREALIZED GAIN (LOSS) ON   INVESTMENTS3,3251,61213,7141,534(2,099)2,606NET
INCREASE IN NET ASSETS RESULTING   FROM OPERATIONS$13,239$1,585$18,442$3,441$
10,961$10,355$9,441See notes to financial statements.(Continued)
RETIREMENT PLAN SERIES ACCOUNTGREAT-WEST LIFE & ANNUITY INSURANCE COMPANY STATEMENT OF OPERATIONSPERIOD FROM JUNE 1, 1995 (INCEPTION) TO DECEMBER 31, 1995
Growth &Growth &GrowthGrowthIncomeBondIncomeFund IVFund IIFund IFund IFund IIITotalInvestmentInvestmentInvestmentInvestmentInvestmentRetirementDivision
DivisionDivisionDivisionDivisionPlanINVESTMENT INCOME$5,911$12,459$4,575$3,
526$9,848$83,638EXPENSES - mortality and expense risks by category:A95218416281 O16100566151553U22104121667317ZNET INVESTMENT INCOME5,86412,2034,4893,4459,
71482,487NET REALIZED AND UNREALIZED:GAIN (LOSS) ON INVESTMENTS   Net
realized gain on investments284243352,618   Net change in unrealized
appreciation (depreciation) on investments25232,095(544)1,81512,19964,516NET
REALIZED AND UNREALIZED GAIN (LOSS) ON   INVESTMENTS25232,379(542)1,81912,
53467,134NET INCREASE IN NET ASSETS RESULTING   FROM OPERATIONS$6,116$44,582
$3,947$5,264$22,248$149,621See notes to financial statements.(Concluded RETIREMENT PLAN SERIES ACCOUNTGREAT-WEST LIFE & ANNUITY INSURANCE COMPANY STATEMENT OF CHANGES IN NET ASSETSPERIOD FROM JUNE 1, 1995 (INCEPTION) TO DECEMBER 31, 1995

AggressiveBondInternationalAggressiveBondShort-TermGrowthAggressiveFund III
Fund IIGrowth Fund IVFund IIFund IIFund VGrowth Fund IIIInvestmentInvestment InvestmentInvestmentInvestmentInvestmentInvestmentDivisionDivisionDivision
DivisionDivisionDivisionDivision1995199519951995199519951995FROM OPERATIONS:
 Net investment income (loss)$9,914$(27)$4,728$1,907$10,961$12,454$6,835
Net realized gain (loss) on investments4(33)54328766685  Net change in
unrealized appreciation    (depreciation) in investments3,3211,64
,96110,3559,441FROM UNIT TRANSACTIONS: (by category)  Purchase payments:
A8,65931,06738,0717,72024,20613,81331,319O26,05416,858115,04713,4849,25266,
14667,527U17,49122,036106,43225,92914,43616,27238,383Z242,78411,933249,76676,
149442,78773,099183,954  Redemptions:A(2,857)(865)(1,699)(6,016)O(1,673)(830)
U(322)(322)(471)Z(1,077)(21,273)(21,950)(21,776)
  Net transfers from (to) other annuity contracts:AOUZ(29,350)29,434
Increase in net assets       derived from unit transactions293,589 79,037479,1
01122,960498,842144,008292,090INCREASE IN NET ASSETS306,82880,622497,543126,
401509,803154,363301,531NET ASSETS Beginning of period End of period$306, 828$80,622$497,543$126,401$509,803$154,363$301,531See notes to financial statements.(Continued)
RETIREMENT PLAN SERIES ACCOUNTGREAT-WEST LIFE & ANNUITY INSURANCE COMPANY STATEMENT OF CHANGES IN NET ASSETSPERIOD FROM JUNE 1, 1995 (INCEPTION) TO DECEMBER 31, 1995
GrowthGrowthGrowth & IncomeBondGrowth & IncomeFund IVFund IIFund IFund IFund IIITotalInvestmentInvestmentInvestmentInvestmentInvestmentRetirementDivision
DivisionDivisionDivisionDivisionPlan199519951995199519951995FROM OPERATIONS:
 Net investment income$5,864$12,203$4,489$3,445$9,714$82,487  Net realized gain on investments284243352,618  Net change in unrealized appreciation
(depreciation) in investments25232,095(544)1,81512,19964,516      Increase in
 net assets      derived from operations6,11644,5823,94
249,292O14,145130,51655,01363,03382,281659,356U57,348207,61131,63516,799132,
683687,055Z28,804632,10249,71574,595222,2072,287,895  Redemptions:A(2,537)(13
,974)O(3,000)(5,503)U(640)(316)(321)(639)(3,031)Z(22,725)(22,890)(111,691)
Net transfers from other annuity contracts:AOUZ84    Increase in net assets
     derived from unit transactions108,430992,074148,533158,671432,1483,749,
483INCREASE IN NET ASSETS114,5461,036,656152,480163,935454,3963,899,104NET
ASSETS  Beginning of period  End of period$114,546$1,03
RETIREMENT PLAN SERIES ACCOUNTGREAT-WEST LIFE & ANNUITY INSURANCE COMPANY     NOTES TO FINANCIAL STATEMENTS
PERIOD FROM JUNE 1, 1995 (INCEPTION) TO DECEMBER 31, 1995


1.	HISTORY OF THE SERIES ACCOUNT

The Retirement Plan Series Account of Great-West Life & Annuity Insurance Company (the Series Account) is a separate account of Great-West Life & Annuity Insurance Company (the Company) established under Colorado law. The Series Account commenced operations on June 1, 1995. The Series Account is registered with the Securities and Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940, as amended.

The Series Account has various investment divisions which invest in shares of an open-end management investment companies (the Funds) as follows:

Retirement Plan SeriesInvestment DivisionMutual Fund InvestmentAggressive
Growth Fund IIIMaxim Series Fund, Inc. - Small-Cap IndexAggressive Growth
Fund IVMaxim Series Fund, Inc. - Growth IndexAggressive Growth Fund VMaxim
Series Fund, Inc. - Small-Cap Aggressive GrowthBond Fund IMaxim Series Fund,
Inc. - U.S. Government Mortgage SecuritiesBond Fund IIMaxim Series Fund, Inc.
 - Investment Grade Corporate BondBond Fund IIIMaxim Series Fund, Inc. -
Corporate BondGrowth Fund IIMaxim Series Fund, Inc. - Stock In
 Total ReturnGrowth & Income Fund IIIMaxim Series Fund, Inc. - Value Index International Fund IIMaxim Series Fund, Inc. - Foreign EquityShort Term Fund
IIMaxim Series Fund, Inc. - Money Market2.	SIGNIFICANT ACCOUNTING POLICIESThe
 following is a summary of significant accounting policies of the Series
Account which are in accordance with the accounting principles generally accepted in the investment company industry:Security Transactions - Security transactions are recorded on the trade date. Cost of investm mined on the basis of identified cost.Dividend income is accrued as of the ex -dividend date and expenses are accrued on a daily basis.

Security Valuation - The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate fund/ portfolio at the end of each day.

The cost of investments represents shares of the Funds which were purchased by the Series Account. Purchases are made at the net asset value from net purchase payments or through reinvestment of all distributions from the Fund.


Federal Income Taxes - The Series Account income is automatically applied to increase contract reserves. Under the existing federal income tax law, this income is not taxed to the extent that it is applied to increase reserves under a contract. The Company reserves the right to charge the Series Account for federal income taxes attributable to the Series Account if such taxes are imposed in the future.

3.	CHARGES UNDER THE CONTRACT

Charges Incurred for Total or Partial Surrenders - The administrative surrender fee is $50 if the contract is surrendered in whole during the first
 12 months and $25 if the contract is surrendered in part during the first 12 months.

Deductions for Premium Taxes - The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

Deductions for Variable Asset Charge - The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to an annual rate of .75% (category A), .50% (category O), .25% ( category U), and .00% (category Z), depending on the size of the contract. This charge is designed to compensate the Company for its assumption of certain mortality, death benefit and expense risks.

If the above proves insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

4.	RELATED PARTY SERVICES

The Company's parent, The Great-West Life Assurance Company, serves as investment advisor to Maxim Series Fund, Inc. Fees are assessed against the average daily net asset value of the Funds to compensate The Great-West Life Assurance Company for investment advisory services.

5.	COMPONENTS OF NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL

The following is a summary of the net assets applicable to outstanding units of capital, depending on the variable asset change, at December 31, 1995 for each investment division:

Total VariableAnnuity ContractUnitsUnit PriceLiabilitiesNet Assets Applicable
 to Outstanding Units of Capital:Bond  Fund III     Category A821.90488410.
9492518,999     Category O2,425.20596611.02952526,749     Category U1,650.
00461610.91161818,004     Category Z22,880.13554911.060962253,076
International Fund II:     Category A2,788.66482510.30276128,731     Category
 O1,670.76711910.26655617,153     Category U2,190.94234510.26173222,483
Category Z1,192.46726810.27661312,255Aggressive Growth Fund IV     C
2711.723289109,816     Category Z19,673.40897911.740268230,971
5.	COMPONENTS OF NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL
(Continued)Total VariableAnnuity ContractsUnitsUnit PriceLiabilitiesNet
Assets Applicable to Outstanding Units of Capital:Bond Fund II     Category
A756.56171810.4754927,925     Category O1,298.14462810.54659813,691
Category U2,523.64482910.45331926,380     Category Z7,411.71639410.57851278,
405Short-Term Fund II     Category A2,395.98329310.22547224,500     Category
O926.68589610.0177349,283     Category U1,445.29203110.05167414,528
,697     Category O5,718.09784411.94601868,308     Category U1,398.80821311.
95860516,728     Category Z4,726.92669411.98033556,630Aggressive Growth Fund
III:     Category A2,240.54013611.60440926,000     Category O5,959.10988911.
61553969,218     Category U3,318.13991911.63239938,598     Category Z14,397.
06016511.649285167,715Growth Fund IV     Category A773.20533211.0197848,521
   Category O1,371.50669611.03799515,139     Category U5,416.35262411.
05365159,870     Category Z2,801.91700011.06958331,016Growth
ory U18,708.73103311.567617216,415     Category Z55,122.00324311.584266638,548
Growth & Income Fund I     Category A1,177.79937310.88718112,823     Category
 O5,184.26141710.90275156,523     Category U2,940.80196310.91864332,110
Category Z4,666.31844010.93452751,024Bond Fund I     Category A731.01987210.
4510247,640     Category O5,864.00666210.51942861,686     Category U1,624.6
1338610.53530717,116     Category Z7,344.93646210.55060077,493Growth & Income
 Fund III     Category A1,666.78925511.54602019,245     Category O7,395.18368
911.56177585,501     Category U12,134.89069711.5788311
3,899,104
6.	SELECTED DATA	The following is a summary of selected data for a unit of
capital of the Series Account at the beginning and end of the year and the number of units outstanding at December 31, 1995:CorporateCorporateCorporate CorporateForeignForeignForeignForeignBondBondBondBondEquityEquityEquityEquity
AOUZAOUZ1995Beginning Unit Value$  10.00$  10.00$  10.00$  10.00$  10.00$  10
 .00$  10.00$  10.00Ending Unit Value$  10.95$  11.03$  10.91$  11.06$  10.30$
  10.27$  10.26$  10.28Number of Units Outstanding821.9
6.	SELECTED DATA (continued)

	The following is a summary of selected data for a unit of capital of the Series Account at the beginning and end of the year and the number of units outstanding at December 31, 1995:

InvestmentInvestmentInvestmentInvestmentGradeGradeGradeGradeGrowthGrowth
GrowthGrowthCorporateCorporateCorporateCorporateIndexIndexIndexIndexBondBond
BondBondAOUZAOUZ1995Beginning Unit Value$  10.00$  10.00$  10.00$  10.00$
10.00$  10.00$  10.00$  10.00Ending Unit Value$  11.69$  11.71$11.72$  11.74$
10.48$10.55$  10.45$10.58Number of Units Outstanding3,339.1010,056.699,367.331
9,673.41756.561,298.142,523.647,411.72
(Continued)
6.	SELECTED DATA (continued)	The following is a summary of selected data for
a unit of capital of the Series Account at the beginning and end of the year and the number of units outstanding at December 31, 1995:Small-CapSmall-Cap
Small-CapSmall-CapMoneyMoneyMoneyMoneyAggressiveAggressiveAggressive
AggressiveMarketMarketMarketMarketGrowthGrowthGrowthGrowthAOUZAOUZ1995
Beginning Unit Value$  10.00$  10.00$  10.00$  10.00$  10.00$  10.00$  10.00$
 10.00Ending Unit Value$  10.23$  10.02$  10.05$  10.27$  11.93$  1
26.93
(Continued)
6.	SELECTED DATA (continued)	The following is a summary of selected data for
a unit of capital of the Series Account at the beginning and end of the year and the number of units outstanding at December 31, 1995:Small-CapSmall-Cap
Small-CapSmall-CapSmall-CapSmall-CapSmall-CapSmall-CapIndexIndexIndexIndex
ValueValueValueValueAOUZAOUZ1995Beginning Unit Value$  10.00$  10.00$  10.00$
  10.00$  10.00$  10.00$  10.00$  10.00Ending Unit Value$  11.60$  11.62$
11.63$  11.65$11.02$  11.04$  11.05$  11.07Number of Unit
(Continued)
6.	SELECTED DATA (continued)	The following is a summary of selected data for
a unit of capital of the Series Account at the beginning and end of the year and the number of units outstanding at December 31, 1995:StockStockStockStockT
otalTotalTotalTotalIndexIndexIndexIndexReturnReturnReturnReturnAOUZAOUZ1995
Beginning Unit Value$  10.00$  10.00$  10.00$  10.00$  10.00$  10.00$  10.00$
  10.00Ending Unit Value$  11.59$  11.55$  11.57$  11.58$  10.89$  10.90$
10.92$  10.93Number of Units Outstanding4,042.6311,67
(Continued)
6.	SELECTED DATA (continued)	The following is a summary of selected data for
a unit of capital of the Series Account at the beginning and end of the year and the number of units outstanding at December 31, 1995:U.S.U.S.U.S.U.S.
GovernmentGovernmentGovernmentGovernmentMortgageMortgageMortgageMortgageValue
ValueValueValueSecuritiesSecuritiesSecuritiesSecuritiesIndexIndexIndexIndexAO
UZAOUZ1995Beginning Unit Value$  10.00$  10.00$  10.00$  10.00$  10.00$
10.00$  10.00$  10.00Ending Unit Value$  10.45$  10.52$  1
6.797,395.1812,134.8918,036.45
(Concluded)
7.	CHANGE IN SHARESThe following is a summary of the net change in total investment shares held in each of the respective mutual funds:For theYear
EndedDecember 31,1995   Maxim Series Fund, Inc.- Corporate Bond266,314
Maxim Series Fund, Inc.- Foreign Equity75,940   Maxim Series Fund, Inc.-
Growth Index366,167   Maxim Series Fund, Inc.- Investment Grade Corporate
Bond66,565   Maxim Series Fund, Inc.- Money Market474,754   Maxim Series Fund
, Inc.- Small-Cap Aggressive Growth132,520   Maxim Series Fund, Inc.
ck Index499,925   Maxim Series Fund, Inc.- Total Return93,343   Maxim Series
Fund, Inc.- U.S. Government Mortgage Securities132,208   Maxim Series Fund,
Inc.- Value Index358,167                3